John Hancock
Floating Rate Income Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 79.6%					$752,301,430
(Cost $817,068,952)
Communication services 9.3%					88,184,595
Diversified telecommunication services 2.4%
Connect Finco SARL, 2021 Term Loan B (1 month LIBOR + 3.500%)	8.660	12-11-26		1,588,634	1,575,734
Cyxtera DC Holdings, Inc., 2023 Term Loan (3 month SOFR + 5.000%)	10.160	05-01-24		766,295	750,969
Cyxtera DC Holdings, Inc., Incremental Term Loan (3 month LIBOR + 4.000%)	9.068	05-01-24		1,876,005	810,385
Cyxtera DC Holdings, Inc., Term Loan B (3 month SOFR + 3.000%)	8.068	05-01-24		7,109,466	4,163,943
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan (1 month LIBOR + 3.750%)	8.938	05-01-28		3,801,814	3,520,974
Gridiron Fiber Corp., Term Loan (3 month LIBOR + 4.500%)	9.659	10-04-28		2,575,530	2,427,437
Level 3 Financing, Inc., 2019 Term Loan B (1 month SOFR + 1.750%)	7.018	03-01-27		2,710,847	2,362,313
Voyage Digital, USD Term Loan B (3 month SOFR + 4.250%)	9.362	05-11-29		4,211,896	4,138,187
Zacapa SARL, 2022 Term Loan (3 month SOFR + 4.000%)	8.898	03-22-29		2,902,722	2,773,667
Entertainment 0.1%
Technicolor Creative Studios SA, EUR Term Loan (3 month EURIBOR + 6.000%)	8.957	09-15-26	EUR	2,662,366	1,382,235
Interactive media and services 0.8%
Arches Buyer, Inc., 2021 Term Loan B (1 month SOFR + 3.250%)	8.503	12-06-27		4,822,046	4,466,420
Knot Worldwide, Inc., 2022 Term Loan (1, 3 and 6 month SOFR + 4.500%)	9.688	12-19-25		3,281,790	3,265,381
Media 5.5%
Altice France SA, 2023 USD Term Loan B14 (3 month SOFR + 5.500%)	10.486	08-15-28		1,558,565	1,296,212
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 4.250%)	9.404	03-23-28		4,517,820	4,229,809
CSC Holdings LLC, 2022 Term Loan B6 (1 month SOFR + 4.500%)	9.559	01-18-28		2,363,911	2,083,787
Digital Media Solutions LLC, Term Loan B (3 month LIBOR + 5.000%)	10.159	05-25-26		2,499,114	1,968,052
Hunter US Bidco, Inc., USD Term Loan B (3 month LIBOR + 4.250%)	9.409	08-19-28		3,878,501	3,804,150
MH Sub I LLC, 2023 Term Loan (3 month SOFR + 4.250%)	9.416	04-25-28		11,727,021	11,092,471
National CineMedia LLC, 2018 Term Loan B (Prime rate + 3.000%)	11.250	06-20-25		103,230	30,092
National CineMedia LLC , 2021 Incremental Term Loan (Prime rate + 7.000%)	15.250	12-20-24		156,321	44,942
National CineMedia LLC , 2022 Revolver (1 month SOFR + 8.115%)	13.164	06-20-23		1,579,857	497,655
Oceankey US II Corp., 2021 Term Loan (1 month SOFR + 3.500%)	8.753	12-15-28		1,780,800	1,641,007
Radiate Holdco LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	8.404	09-25-26		2,019,185	1,670,492
Recorded Books, Inc., 2021 Term Loan (1 month SOFR + 4.000%)	9.136	08-29-25		4,743,405	4,676,998
Research Now Group LLC, 2017 1st Lien Term Loan (3 month LIBOR + 5.500%)	10.799	12-20-24		6,266,544	4,429,695
Research Now Group LLC , 2017 2nd Lien Term Loan (3 month LIBOR + 9.500%)	14.799	12-20-25		629,484	314,742
Titan US Finco LLC, 2021 USD Term Loan (3 month LIBOR + 4.000%)	9.159	10-18-28		2,435,920	2,378,067
United Talent Agency LLC, Term Loan B (1 month SOFR + 4.000%)	9.250	07-07-28		5,074,463	4,953,945
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month LIBOR + 3.250%)	8.357	01-31-29		4,046,999	3,921,906
WideOpenWest Finance LLC, 2021 Term Loan B (3 month SOFR + 3.000%)	7.898	12-20-28		2,500,953	2,424,199
Wireless telecommunication services 0.5%
Crown Subsea Communications Holding, Inc., 2021 Term Loan (1 month SOFR + 5.000%)	10.108	04-27-27		3,445,647	3,416,566
Crown Subsea Communications Holding, Inc., 2023 Incremental Term Loan (1 month SOFR + 5.250%)	10.358	04-27-27		1,679,503	1,672,163
Consumer discretionary 12.7%					119,614,716
Automobile components 0.4%
IXS Holdings, Inc., 2020 Term Loan B (3 month SOFR + 4.250%)	9.479	03-05-27		4,968,487	4,109,634
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobiles 1.2%
Constellation Automotive, Ltd., EUR Term Loan B (B)	TBD	07-28-28	EUR	2,016,153	$1,886,696
Constellation Automotive, Ltd., GBP 2nd Lien Term Loan B (SONIA + 7.500%)	11.427	07-27-29	GBP	842,559	558,261
OEConnection LLC, 2019 Term Loan B (1 month SOFR + 4.000%)	9.235	09-25-26		4,677,560	4,586,956
RVR Dealership Holdings LLC, Term Loan B (1 month SOFR + 3.750%)	8.971	02-08-28		2,197,201	1,963,748
Wheel Pros, Inc., 2021 Term Loan (3 month LIBOR + 4.500%)	9.773	05-11-28		3,572,133	2,210,257
Distributors 0.3%
Northwest Fiber LLC, 2021 Term Loan (1 month SOFR + 3.750%)	8.947	04-30-27		3,512,580	3,342,817
Diversified consumer services 1.8%
Foundational Education Group, Inc., 1st Lien Term Loan (3 month SOFR + 3.750%)	8.910	08-31-28		3,926,685	3,390,025
Markermeer Finance BV, 2020 EUR Term Loan B (6 month EURIBOR + 3.250%)	6.913	01-29-27	EUR	1,715,255	1,699,375
PCI Gaming Authority, Term Loan (1 month LIBOR + 2.500%)	7.654	05-29-26		2,894,228	2,879,757
Prometric Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%)	8.154	01-29-25		2,133,444	1,997,970
Safe Fleet Holdings LLC, 2022 Term Loan (1 month SOFR + 3.750%)	8.944	02-23-29		2,696,446	2,626,635
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	8.404	08-03-28		4,090,839	4,002,763
Hotels, restaurants and leisure 3.9%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%)	8.904	02-02-26		5,683,453	5,335,341
Bally’s Corp., 2021 Term Loan B (3 month LIBOR + 3.250%)	8.358	10-02-28		3,375,146	3,223,602
Crown Finance US, Inc., 2018 USD Term Loan (C)	0.000	02-28-25		4,197,744	905,495
Crown Finance US, Inc. , 2022 DIP Term Loan (1 month SOFR + 10.000%)	15.055	09-07-23		2,742,167	2,786,288
Global Business Travel Holdings, Ltd., 2018 Term Loan B (1 month LIBOR + 2.500%)	7.654	08-13-25		3,268,798	3,089,014
Hurtigruten Group AS, EUR Term Loan B (6 month EURIBOR + 6.500%)	9.697	02-28-27	EUR	2,124,041	2,035,539
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%)	8.253	12-15-27		4,393,387	4,256,665
Lakeland Holdings LLC, 2020 HoldCo Term Loan (0.000% Cash or 13.250% PIK)	0.000	09-25-27		526,728	342,373
Lakeland Tours LLC, 2020 Third Out Term Loan (3 month LIBOR + 6.000% or 0.000% PIK)	11.893	09-25-25		414,038	364,353
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	6.904	11-19-26		3,230,057	3,158,382
Playa Resorts Holding BV, 2022 Term Loan B (3 month SOFR + 4.250%)	9.316	01-05-29		4,495,480	4,474,711
Scientific Games International, Inc., 2022 USD Term Loan (1 month SOFR + 3.000%)	8.159	04-14-29		3,480,062	3,451,804
Vue International Holdco, Ltd., 2022 EUR Term Loan (6 month EURIBOR + 8.000%)	11.086	06-30-27	EUR	710,868	689,561
Vue International Holdco, Ltd., 2023 EUR PIK Term Loan (6 month EURIBOR + 2.000% or 6.000% PIK)	4.859	12-31-27	EUR	4,832,585	2,574,149
Household durables 0.8%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	9.409	05-17-28		2,641,354	2,143,169
Keter Group BV, EUR Term Loan B (3 month EURIBOR + 4.250%)	7.492	10-31-23	EUR	4,063,197	3,658,585
Keter Group BV, EUR Term Loan B3A (3 month EURIBOR + 4.250%)	7.712	10-31-23	EUR	94,996	85,536
Nobel Bidco BV, EUR Term Loan B (6 month EURIBOR + 3.500%)	5.942	09-01-28	EUR	1,281,634	1,267,371
Leisure products 0.8%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1 (1 month SOFR + 3.500%)	8.753	12-21-28		5,355,292	5,206,683
PlayPower, Inc., 2019 Term Loan (3 month SOFR + 5.500%)	10.571	05-08-26		3,481,536	2,522,373
Specialty retail 2.9%
Eyemart Express LLC, 2021 Term Loan (1 month LIBOR + 3.000%)	8.140	08-31-27		4,188,506	3,801,069
Harbor Freight Tools USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	7.904	10-19-27		3,014,067	2,889,496
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Mavis Tire Express Services Topco Corp., 2021 Term Loan B (1 month SOFR + 4.000%)	9.268	05-04-28		4,731,715	$4,556,831
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month SOFR + 3.250%)	8.410	03-03-28		3,177,889	3,110,359
Runner Buyer, Inc., 2021 Term Loan B (1 month LIBOR + 5.500%)	10.654	10-20-28		3,255,041	2,437,212
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	8.410	10-15-28		2,576,317	2,353,028
SRS Distribution, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	8.654	06-02-28		3,417,309	3,240,053
SRS Distribution, Inc., 2022 Incremental Term Loan (1 month SOFR + 3.500%)	8.753	06-02-28		467,569	442,606
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%)	10.299	04-16-26		1,290,758	1,097,144
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	9.409	04-15-28		3,725,895	3,267,163
Textiles, apparel and luxury goods 0.6%
New Trojan Parent, Inc., 1st Lien Term Loan (1 and 3 month LIBOR + 3.250%)	8.362	01-06-28		4,918,240	3,024,717
Tory Burch LLC, Term Loan B (1 month LIBOR + 3.500%)	8.654	04-16-28		2,755,120	2,569,150
Consumer staples 2.9%					27,274,433
Consumer staples distribution and retail 0.9%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan (1 month SOFR + 3.750%)	8.850	10-01-25		3,300,253	2,913,299
H-Food Holdings LLC, 2018 Term Loan B (6 month LIBOR + 3.688%)	9.269	05-23-25		6,308,241	5,119,516
Food products 0.7%
Upfield BV, 2018 EUR Term Loan B1 (6 month EURIBOR + 3.500%)	6.239	07-02-25	EUR	1,986,347	2,026,453
Upfield BV, 2018 GBP Term Loan B4 (6 month SONIA + 4.000%)	7.468	07-02-25	GBP	3,000,000	3,524,284
Upfield USA Corp., 2018 USD Term Loan B2 (6 month SOFR + 3.000%)	7.460	07-02-25		1,521,526	1,467,588
Household products 0.3%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	8.904	12-22-26		3,328,824	3,182,589
Personal care products 1.0%
Groupe Nocibe SASU, 2021 EUR Term Loan B4 (3 month EURIBOR + 5.250%)	8.265	04-08-26	EUR	857,807	883,544
Kirk Beauty Netherlands BV, 2021 EUR Term Loan B2 (3 month EURIBOR + 5.250%)	8.265	04-08-26	EUR	252,369	259,941
Kirk Beauty One GmbH, 2021 EUR Term Loan B1 (3 month EURIBOR + 5.250%)	8.265	04-08-26	EUR	497,273	512,193
Nocibe France SAS, 2021 EUR Term Loan B5 (3 month EURIBOR + 5.250%)	8.265	04-08-26	EUR	194,890	200,737
Parfuemerie Douglas International GmbH, 2021 EUR Term Loan B3 (3 month EURIBOR + 5.250%)	8.265	04-08-26	EUR	114,406	117,838
Rainbow UK Bidco, Ltd., GBP Term Loan B (6 month SONIA + 4.750%)	8.677	02-24-29	GBP	2,501,356	2,897,641
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%)	8.909	10-01-26		4,279,346	4,168,810
Energy 1.0%					9,142,368
Oil, gas and consumable fuels 1.0%
EG Finco, Ltd., 2018 EUR Term Loan B1 (B)	TBD	02-07-25	EUR	3,110,486	3,189,048
Northriver Midstream Finance LP, 2018 Term Loan B (3 month LIBOR + 3.250%)	8.427	10-01-25		2,827,490	2,814,144
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan (1 month SOFR + 3.250%)	8.405	10-05-28		3,198,248	3,139,176
Quicksilver Resources, Inc., New 2nd Lien Term Loan (C)(D)	0.000	06-21-22		19,606,608	0
Financials 5.8%					55,264,491
Capital markets 1.6%
Aretec Group, Inc., 2018 Term Loan (1 month SOFR + 4.250%)	9.503	10-01-25		2,374,361	2,362,489
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
Hightower Holding LLC, 2021 Term Loan B (1 month LIBOR + 4.000%)	9.127	04-21-28		4,733,566	$4,449,552
Jane Street Group LLC, 2021 Term Loan (1 month SOFR + 2.750%)	7.903	01-26-28		4,086,411	4,023,848
Jump Financial LLC, Term Loan B (3 month SOFR + 4.500%)	9.660	08-07-28		4,878,730	4,451,841
Financial services 2.2%
Advisor Group Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.500%)	9.654	07-31-26		2,221,792	2,200,041
Ascensus Holdings, Inc., Term Loan (1 month LIBOR + 3.500%)	8.688	08-02-28		4,851,025	4,636,756
CTC Holdings LP, Term Loan B (3 month SOFR + 5.000%)	10.344	02-20-29		2,474,042	2,387,450
DRW Holdings LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	8.904	03-01-28		2,905,929	2,823,284
Hudson River Trading LLC, 2021 Term Loan (1 month SOFR + 3.000%)	8.268	03-20-28		3,922,434	3,696,894
Kestra Advisor Services Holdings A, Inc., 2019 Term Loan (3 month SOFR + 4.250%)	9.248	06-03-26		1,772,097	1,738,870
Mermaid Bidco, Inc., 2021 USD Term Loan (1 month SOFR + 4.500%)	9.540	12-22-27		1,609,442	1,553,112
WEX, Inc., 2021 Term Loan (1 month SOFR + 2.250%)	7.518	03-31-28		2,253,744	2,237,968
Insurance 1.1%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%)	8.654	02-15-27		1,009,787	937,476
Acrisure LLC, 2021 First Lien Term Loan B (1 month LIBOR + 4.250%)	9.404	02-15-27		2,419,280	2,292,267
Asurion LLC, 2022 Term Loan B10 (1 month SOFR + 4.000%)	9.253	08-19-28		3,014,754	2,763,113
Asurion LLC, 2023 Term Loan B11 (1 month SOFR + 4.250%)	9.503	08-19-28		239,402	219,950
Baldwin Risk Partners LLC, 2021 Term Loan B (3 month LIBOR + 3.500%)	8.608	10-14-27		4,437,466	4,348,717
Mortgage real estate investment trusts 0.9%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month SOFR + 3.500%)	8.768	03-11-28		930,303	809,364
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month SOFR + 2.750%)	8.018	05-15-26		517,005	460,134
Claros Mortgage Trust, Inc., 2021 Term Loan B (1 month SOFR + 4.500%)	9.666	08-09-26		5,335,361	4,668,441
KREF Holdings X LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	8.625	09-01-27		2,356,068	2,202,924
Health care 9.5%					89,711,307
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (3 month SOFR + 2.000%)	7.364	11-15-27		3,091,371	2,968,890
Health care equipment and supplies 0.9%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (2, 3 and 6 month LIBOR + 3.750%)	9.121	02-27-26		4,597,215	4,263,917
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	8.404	10-23-28		4,934,729	4,778,447
Health care providers and services 4.6%
AHP Health Partners, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	8.654	08-24-28		3,004,591	2,986,744
Ensemble RCM LLC, Term Loan (3 month SOFR + 3.750%)	8.895	08-03-26		3,753,432	3,746,713
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month SOFR + 4.500%)	9.768	02-04-27		5,443,959	5,015,247
Genesiscare USA Holdings, Inc., 2020 EUR Term Loan B4 (6 month EURIBOR + 4.750%)	7.948	05-14-27	EUR	1,782,202	482,212
Genesiscare USA Holdings, Inc., 2020 USD Term Loan B5 (6 month LIBOR + 5.000%)	10.277	05-14-27		3,403,256	306,293
GHX Ultimate Parent Corp., 2023 Term Loan (3 month SOFR + 4.750%)	9.789	06-30-27		3,520,000	3,462,800
MED ParentCo LP, 1st Lien Term Loan (1 month LIBOR + 4.250%)	9.404	08-31-26		2,921,888	2,695,442
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month SOFR + 7.250%)	12.248	03-02-29		2,136,611	1,078,989
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month SOFR + 3.750%)	8.952	03-02-28		7,522,327	5,587,209
National Mentor Holdings, Inc., 2021 Term Loan C (3 month SOFR + 3.750%)	8.748	03-02-28		215,512	160,072
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Option Care Health, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	7.904	10-27-28	3,775	$3,762
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%)	8.404	02-14-25	621,151	583,882
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%)	8.654	02-14-25	1,444,089	1,364,664
Phoenix Newco, Inc., 2021 1st Lien Term Loan (1 month LIBOR + 3.250%)	8.404	11-15-28	3,769,906	3,641,880
Radnet Management, Inc., 2021 Term Loan (1 month SOFR + 3.000%)	8.268	04-21-28	2,717,683	2,679,635
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.500%)	7.654	03-06-25	4,311,885	4,290,325
Upstream Newco, Inc., 2021 Term Loan (3 month SOFR + 4.250%)	9.410	11-20-26	4,882,055	3,954,464
WCG Purchaser Corp., 2019 Term Loan (3 month LIBOR + 4.000%)	9.476	01-08-27	1,412,096	1,339,726
Life sciences tools and services 0.7%
Maravai Intermediate Holdings LLC, 2022 Term Loan B (3 month SOFR + 3.000%)	8.028	10-19-27	2,773,364	2,754,866
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.500%)	8.659	11-30-27	3,724,840	3,561,356
Pharmaceuticals 3.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 month SOFR + 3.500%)	8.654	05-04-25	5,276,489	4,677,238
Curium Bidco Sarl, 2020 USD Term Loan (3 month LIBOR + 4.250%)	9.409	12-02-27	2,116,606	2,063,691
Curium Bidco Sarl, USD Term Loan B (3 month LIBOR + 4.000%)	9.159	07-09-26	2,818,596	2,748,131
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (C)	0.000	03-27-28	8,275,136	6,252,941
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	8.654	05-05-28	2,574,684	2,568,248
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	8.000	06-02-28	4,170,557	4,147,619
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	9.969	07-06-28	3,280,852	2,981,474
Perrigo Investments LLC, Term Loan B (1 month SOFR + 2.350%)	7.503	04-20-29	2,605,678	2,564,430
Industrials 15.1%				142,792,786
Aerospace and defense 3.1%
Cobham Ultra US Co-Borrower LLC, USD Term Loan B (6 month LIBOR + 3.500%)	8.560	08-03-29	1,969,561	1,914,413
Jazz Acquisition, Inc., 2019 1st Lien Term Loan (1 month SOFR + 4.000%)	9.253	06-19-26	4,483,318	4,473,500
MB Aerospace Holdings II Corp., 2017 Term Loan (3 month LIBOR + 3.500%)	8.659	01-22-25	4,170,893	3,803,855
Novaria Holdings LLC, 2022 Incremental Term Loan (3 month SOFR + 7.000%)	11.898	01-27-27	2,316,348	2,229,485
Novaria Holdings LLC, Term Loan B (6 month SOFR + 5.500%)	10.465	01-27-27	647,772	623,480
Standard Aero, Ltd., 2020 CAD Term Loan B2 (1 month SOFR + 3.500%)	8.753	04-06-26	1,611,806	1,570,898
The NORDAM Group, Inc., Term Loan B (1 month SOFR + 5.600%)	10.753	04-09-26	1,991,441	1,593,153
TransDigm, Inc., 2023 Term Loan I (3 month SOFR + 3.250%)	8.148	08-24-28	4,064,767	4,039,362
Vertex Aerospace Services Corp., 2021 First Lien Term Loan (1 month LIBOR + 3.750%)	8.904	12-06-28	3,625,593	3,591,621
WP CPP Holdings LLC, 2018 Term Loan (3 month LIBOR + 3.750%)	9.030	04-30-25	5,958,728	5,213,887
Air freight and logistics 0.2%
Rand Parent LLC, 2023 Term Loan B (3 month SOFR + 4.250%)	9.127	03-17-30	2,820,888	2,421,253
Building products 1.6%
AZZ, Inc., Term Loan B (1 month SOFR + 4.250%)	9.503	05-13-29	2,273,043	2,269,247
East West Manufacturing LLC, Term Loan B (3 month SOFR + 5.750%)	10.794	12-22-28	1,943,544	1,603,424
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 3.750%)	8.909	12-22-28	3,435,319	3,297,288
Lakeshore Intermediate LLC, Term Loan (1 month LIBOR + 3.500%)	8.768	09-29-28	2,915,997	2,850,387
Wilsonart LLC, 2021 Term Loan E (6 month LIBOR + 4.810%)	10.020	12-31-26	5,349,625	5,164,635
Commercial services and supplies 4.9%
AEA International Holdings Luxembourg Sarl, Term Loan B (3 month LIBOR + 3.750%)	8.938	09-07-28	3,005,051	2,914,899
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Anticimex Global AB, 2021 USD Incremental Term Loan (3 month SOFR + 3.900%)	9.050	11-16-28	4,348,644	$4,261,671
AVSC Holding Corp., 2020 Term Loan B1 (1 month LIBOR + 3.250% or 0.250% PIK)	8.559	03-03-25	2,614	2,505
AVSC Holding Corp., 2020 Term Loan B2 (1 month LIBOR + 5.500% or 1.000% PIK)	10.599	10-15-26	3,528,618	3,437,262
Cimpress USA, Inc., USD Term Loan B (1 month LIBOR + 3.500%)	8.654	05-17-28	2,598,732	2,480,697
Comet Bidco, Ltd., 2018 USD Term Loan B (1 month LIBOR + 5.000%)	10.154	09-30-24	9,982,782	9,024,734
Element Materials Technology Group US Holdings, Inc., 2022 USD Delayed Draw Term Loan (3 month SOFR + 4.250%)	9.248	07-06-29	2,214,429	2,098,172
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan (3 month SOFR + 4.250%)	9.248	07-06-29	4,797,930	4,546,039
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	10.154	09-21-26	4,030,802	4,019,032
New SK Holdco Sub LLC, 2022 PIK Term Loan (1 month SOFR + 6.850% or 1.500% PIK)	11.932	06-30-27	6,585,031	5,654,895
Tempo Acquisition LLC, 2022 Term Loan B (1 month SOFR + 3.000%)	8.153	08-31-28	2,372,562	2,364,164
Viad Corp., Initial Term Loan (1 month SOFR + 5.000%)	10.268	07-30-28	2,323,069	2,247,569
Wand NewCo 3, Inc., 2020 Term Loan (1 month LIBOR + 2.750%)	7.904	02-05-26	2,908,360	2,841,933
Construction and engineering 1.3%
Aegion Corp., Term Loan (1 month LIBOR + 4.750%)	9.904	05-17-28	3,174,269	3,105,482
Amentum Government Services Holdings LLC, 2022 Term Loan (3 month SOFR + 4.000%)	8.906	02-15-29	1,887,803	1,746,218
Amentum Government Services Holdings LLC, Term Loan B (1 month SOFR + 4.000%)	9.268	01-29-27	1,714,630	1,603,179
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month SOFR + 3.750%)	9.018	03-31-28	192	185
TRC Companies, Inc., 2021 1st Lien Term Loan (1 month LIBOR + 3.750%)	8.904	12-08-28	2,404,988	2,326,080
USIC Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	8.654	05-12-28	3,849,061	3,694,406
Electrical equipment 0.3%
Creation Technologies, Inc., 2021 Term Loan (3 month LIBOR + 5.500%)	10.723	10-05-28	2,584,562	2,332,567
Emerald Debt Merger Sub LLC, Term Loan B (B)	TBD	05-04-30	222,931	220,214
Ground transportation 0.4%
Uber Technologies, Inc., 2023 Term Loan B (3 month SOFR + 2.750%)	7.870	03-03-30	4,224,389	4,181,089
Machinery 2.3%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan (3 month LIBOR + 4.750%)	9.909	06-23-28	4,840,827	4,594,768
Brown Group Holding LLC, Term Loan B (1 month SOFR + 2.500%)	7.753	06-07-28	4,913,214	4,742,136
Crosby US Acquisition Corp., Term Loan B (3 month SOFR + 4.750%)	9.921	06-26-26	3,536,669	3,437,643
Engineered Components & Systems LLC, Term Loan (3 month LIBOR + 6.000%)	11.108	08-02-28	2,500,647	2,213,073
Pro Mach Group, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%)	9.154	08-31-28	3,743,149	3,701,525
Star US Bidco LLC, Term Loan B (1 month LIBOR + 4.250%)	9.404	03-17-27	3,615,503	3,488,960
Passenger airlines 0.3%
United Airlines, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	8.888	04-21-28	2,494,827	2,478,187
Professional services 0.4%
Stiphout Finance LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	8.904	10-27-25	3,461,470	3,451,743
Transportation infrastructure 0.3%
Dynasty Acquisition Company, Inc., 2020 Term Loan B1 (1 month SOFR + 3.500%)	8.753	04-06-26	2,997,959	2,921,871
Information technology 16.7%				158,284,601
Communications equipment 0.5%
Venga Finance Sarl, 2021 USD Term Loan B (3 month SOFR + 4.750%)	10.275	06-28-29	4,849,490	4,553,477
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components 0.7%
C&D Technologies, Inc., Term Loan B (1 month LIBOR + 5.750%)	10.904	12-20-25		2,588,394	$2,433,090
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (3 month LIBOR + 7.000%)	12.253	02-28-25		5,993,859	3,105,598
Robertshaw US Holding Corp., 2023 PIK First Out New Money Term Loan (B)	TBD	02-28-27		1,390,374	1,404,278
IT services 1.9%
EP Purchaser LLC, 2021 Term Loan B (3 month SOFR + 3.500%)	8.659	11-06-28		3,149,081	3,050,672
Gainwell Acquisition Corp., Term Loan B (3 month SOFR + 4.000%)	8.998	10-01-27		4,686,727	4,430,410
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	8.904	07-11-25		4,195,597	4,161,151
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month SOFR + 3.500%)	8.768	12-17-27		1,828,405	1,323,308
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month SOFR + 3.500%)	8.768	12-17-27		2,842,502	2,057,261
Travelport Finance Luxembourg Sarl, 2020 Super Priority Term Loan (3 month LIBOR + 1.500% or 7.250% PIK)	6.230	02-28-25		46,108	45,128
Verscend Holding Corp., 2021 Term Loan B (1 month LIBOR + 4.000%)	9.154	08-27-25		3,330,602	3,320,877
Software 13.1%
AppLovin Corp., 2018 Term Loan B (1 month SOFR + 3.350%)	8.503	08-15-25		3,103,725	3,088,206
AppLovin Corp., 2021 Term Loan B (1 month SOFR + 3.100%)	8.253	10-25-28		140,443	138,196
Avaya, Inc., 2023 Exit Term Loan (3 month SOFR + 7.500%)	12.528	08-01-28		16,444	15,087
Azalea TopCo, Inc., 2021 Term Loan B (1 month SOFR + 3.750%)	8.850	07-24-26		1,506,440	1,421,703
Azalea TopCo, Inc., Term Loan (1 month SOFR + 3.500%)	8.600	07-24-26		1,682,976	1,590,413
Barracuda Networks, Inc., 2022 Term Loan (3 month SOFR + 4.500%)	9.545	08-15-29		4,991,558	4,759,301
Boxer Parent Company, Inc., 2021 USD Term Loan (1 month LIBOR + 3.750%)	8.904	10-02-25		3,268,953	3,219,625
Castle US Holding Corp., USD Term Loan B (1 month LIBOR + 3.750%)	8.904	01-29-27		3,773,903	2,636,487
Central Parent, Inc., 2022 USD Term Loan B (3 month SOFR + 4.250%)	9.148	07-06-29		4,221,512	4,153,335
Constant Contact, Inc., Term Loan (3 month LIBOR + 4.000%)	9.198	02-10-28		4,715,033	4,364,376
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	8.904	10-16-28		3,809,160	3,413,960
Dcert Buyer, Inc., 2019 Term Loan B (3 month SOFR + 4.000%)	9.264	10-16-26		3,388,385	3,306,013
Dedalus Finance GmbH, 2021 EUR Term Loan (B)	TBD	07-17-27	EUR	1,202,186	1,149,023
Dodge Data & Analytics LLC, 2022 Term Loan (3 month SOFR + 4.750%)	9.791	02-23-29		3,507,984	2,771,307
Epicor Software Corp., 2020 Term Loan (1 month SOFR + 3.250%)	8.518	07-30-27		4,175,377	4,056,546
FinThrive Software Intermediate Holdings, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 6.750%)	11.904	12-17-29		1,318,744	764,871
FinThrive Software Intermediate Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.000%)	9.154	12-18-28		4,864,209	4,064,679
Gen Digital, Inc., 2022 Term Loan B (1 month SOFR + 2.000%)	7.253	09-12-29		2,281,024	2,241,813
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4 (1 month LIBOR + 4.000%)	9.154	12-01-27		4,722,110	4,598,155
ION Trading Finance, Ltd., 2021 USD Term Loan (3 month LIBOR + 4.750%)	9.909	04-03-28		1,118,991	1,070,505
Ivanti Software, Inc., 2021 Add On Term Loan B (3 month LIBOR + 4.000%)	8.984	12-01-27		2,191,460	1,812,074
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan (3 month LIBOR + 4.750%)	10.030	07-27-28		5,484,421	3,858,126
Marcel Bidco LLC, USD Term Loan B1 (1 month SOFR + 3.250%)	8.243	03-15-26		3,386,929	3,353,060
Mavenir Systems, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	10.143	08-18-28		1,947,302	1,575,699
McAfee Corp., 2022 USD Term Loan B (1 month SOFR + 3.750%)	8.843	03-01-29		5,125,340	4,792,193
Mitchell International, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	8.877	10-15-28		4,402,766	4,166,117
Monotype Imaging Holdings, Inc., 2021 Term Loan B (3 month SOFR + 5.000%)	9.998	10-09-26		4,335,512	4,281,319
Open Text Corp., 2022 Term Loan B (1 month SOFR + 3.500%)	8.753	01-31-30		2,961,759	2,954,354
Orchid Finco LLC, Term Loan (3 month LIBOR + 4.750%)	9.798	07-27-27		3,847,553	2,731,762
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Orion Advisor Solutions, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	8.904	09-24-27		2,594,049	$2,356,538
Peraton Corp., Term Loan B (1 month SOFR + 3.750%)	9.003	02-01-28		3,882,838	3,690,094
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	8.654	06-01-26		3,347,635	3,291,160
Project Leopard Holdings, Inc., 2022 USD Term Loan B (1 month SOFR + 5.250%)	10.503	07-20-29		2,145,338	1,889,249
Proofpoint, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	8.404	08-31-28		3,438,219	3,316,919
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	9.445	02-01-29		4,532,499	3,828,919
Red Planet Borrower LLC, Term Loan B (1 month SOFR + 3.750%)	9.003	10-02-28		2,690,251	2,236,756
SolarWinds Holdings, Inc., 2022 Term Loan B (1 month SOFR + 3.750%)	9.100	02-05-27		4,648,544	4,631,112
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%)	8.659	10-07-27		2,428,797	2,368,077
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	6.904	04-16-25		781,816	776,734
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	6.904	04-16-25		693,301	688,794
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%)	6.904	04-16-25		316,729	314,750
SS&C Technologies, Inc., 2022 Term Loan B6 (1 month SOFR + 2.250%)	7.503	03-22-29		253,451	251,086
SS&C Technologies, Inc., 2022 Term Loan B7 (1 month SOFR + 2.250%)	7.503	03-22-29		381,946	378,382
Symplr Software, Inc., 2020 Term Loan (3 month SOFR + 4.500%)	9.645	12-22-27		4,137,047	3,668,692
UKG, Inc., Term Loan B (3 month SOFR + 3.750%)	8.895	05-04-26		2,609,374	2,515,123
Veritas US, Inc., 2021 USD Term Loan B (1 month LIBOR + 5.000%)	10.153	09-01-25		2,275,947	1,710,875
Weld North Education LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	8.910	12-21-27		3,600,160	3,535,358
Technology hardware, storage and peripherals 0.5%
Electronics For Imaging, Inc., Term Loan (1 and 3 month LIBOR + 5.000%)	10.209	07-23-26		6,439,755	4,602,428
Materials 6.5%					61,004,029
Chemicals 2.9%
Ascend Performance Materials Operations LLC, 2021 Term Loan B (3 month SOFR + 4.750%)	9.715	08-27-26		2,128,068	2,022,112
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	6.765	12-12-25	EUR	1,971,405	1,913,644
ASP Unifrax Holdings, Inc., Term Loan B (3 month LIBOR + 3.750%)	8.909	12-12-25		453,427	406,951
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (1 and 3 month LIBOR + 4.250%)	9.813	08-30-28		3,963,508	3,904,055
INEOS U.S. Finance LLC, 2023 USD Term Loan B (3 month SOFR + 3.500%)	8.753	02-18-30		2,747,091	2,721,350
INEOS U.S. Petrochem LLC, 2021 USD Term Loan B (1 month SOFR + 2.750%)	8.018	01-29-26		3,076,741	3,044,681
Jadex, Inc., Term Loan (1 month LIBOR + 4.750%)	9.904	02-18-28		4,103,028	3,692,725
Kraton Corp., 2022 USD Term Loan (3 month SOFR + 3.250%)	8.544	03-15-29		2,024,515	2,012,145
LSF11 Trinity Bidco, Inc., Term Loan (B)	TBD	04-27-30		2,054,620	2,018,664
Olympus Water US Holding Corp., 2021 USD Term Loan B (3 month LIBOR + 3.750%)	8.938	11-09-28		1,615,899	1,504,612
Olympus Water US Holding Corp., 2022 Incremental Term Loan (3 month SOFR + 4.500%)	9.498	11-09-28		906,120	853,311
Olympus Water US Holding Corp., 2023 Incremental Term Loan (B)	TBD	11-09-28		1,461,965	1,385,212
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (3 month LIBOR + 4.000%)	9.273	12-15-25		262	229
Secure Acquisition, Inc., 2021 Term Loan (3 month LIBOR + 5.000%)	10.159	12-16-28		1,456,623	1,329,169
Construction materials 0.3%
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.625%)	7.779	02-01-27		155,919	154,401
Quikrete Holdings, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.000%)	8.154	03-18-29		2,627,569	2,606,969
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging 3.0%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.175%)	9.428	04-13-29		4,000,362	$3,796,344
Graham Packaging Company, Inc., 2021 Term Loan (1 month SOFR + 3.000%)	8.268	08-04-27		4,643,783	4,521,233
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month SOFR + 5.000%)	10.253	10-29-28		4,407,659	4,286,889
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	9.904	07-24-26		4,282,599	4,113,993
Plaze, Inc., 2019 Term Loan B (1 month SOFR + 3.500%)	8.768	08-03-26		3,540,073	3,208,192
Proampac PG Borrower LLC, 2020 Term Loan (Prime rate + 2.750%, 1 month LIBOR + 3.750% and 3 month SOFR + 3.750%)	8.987	11-03-25		4,331,386	4,229,598
Thevelia US LLC, USD Term Loan B (B)	TBD	06-18-29		1,250,000	1,238,538
TricorBraun Holdings, Inc., 2021 Term Loan (1 month SOFR + 3.250%)	8.518	03-03-28		3,088,521	2,936,164
Metals and mining 0.3%
Vibrantz Technologies, Inc., 2022 Term Loan B (3 month SOFR + 4.250%)	9.304	04-23-29		3,606,914	3,102,848
Utilities 0.1%					1,028,104
Electric utilities 0.1%
Talen Energy Supply LLC, 2023 Term Loan B (3 month SOFR + 4.500%)	9.590	05-17-30		582,186	567,905

Talen Energy Supply LLC, 2023 Term Loan C (3 month SOFR + 4.500%)	9.590	05-17-30		471,772	460,199
Corporate bonds 5.6%					$52,728,503
(Cost $69,591,006)
Communication services 1.2%					11,285,861
Diversified telecommunication services 0.7%
Connect Finco SARL (E)	6.750	10-01-26		3,307,000	3,188,340
Iliad Holding SASU (E)	6.500	10-15-26		1,312,000	1,235,196
Iliad Holding SASU (E)	7.000	10-15-28		2,017,000	1,880,403
Media 0.5%
Sirius XM Radio, Inc. (E)	4.125	07-01-30		2,000,000	1,572,989
Tele Columbus AG	3.875	05-02-25	EUR	2,818,000	2,013,027
United Group BV (E)	3.625	02-15-28	EUR	834,000	698,561
United Group BV (Greater of 3 month EURIBOR + 4.875% or 4.875%) (E)(F)	8.125	02-01-29	EUR	713,000	697,345
Consumer discretionary 1.8%					16,828,051
Automobiles 0.3%
Constellation Automotive Financing PLC (E)	4.875	07-15-27	GBP	2,813,000	2,641,919
Hotels, restaurants and leisure 0.1%
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	667,000	761,715
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	358,000	408,836
Leisure products 0.2%
Mattel, Inc. (E)	3.750	04-01-29		2,000,000	1,744,172
Specialty retail 1.2%
F-Brasile SpA (E)	7.375	08-15-26		8,034,000	7,235,742
Maxeda DIY Holding BV (E)	5.875	10-01-26	EUR	162,000	124,307
Maxeda DIY Holding BV	5.875	10-01-26	EUR	2,640,000	2,025,751
Staples, Inc. (E)	7.500	04-15-26		2,294,000	1,885,609
Consumer staples 0.2%					2,280,728
Personal care products 0.2%
Douglas GmbH (E)	6.000	04-08-26	EUR	1,138,000	1,110,129
Douglas GmbH	6.000	04-08-26	EUR	1,200,000	1,170,599
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials 0.4%					$3,643,472
Consumer finance 0.2%
Encore Capital Group, Inc. (E)	4.250	06-01-28	GBP	2,070,000	1,949,315
Mortgage real estate investment trusts 0.2%
Apollo Commercial Real Estate Finance, Inc. (E)	4.625	06-15-29		2,230,000	1,694,157
Industrials 0.6%					6,129,327
Building products 0.3%
JELD-WEN, Inc. (E)(G)	4.625	12-15-25		1,035,000	999,013
Victors Merger Corp. (E)	6.375	05-15-29		2,898,000	1,846,864
Construction and engineering 0.1%
Novafives SAS (Greater of 3 month EURIBOR + 4.500% or 4.500%) (F)	7.457	06-15-25	EUR	969,000	942,546
Marine transportation 0.0%
Anarafe SLU (3 month EURIBOR + 1.000% Cash or 3 month EURIBOR + 11.750% PIK) (E)	14.765	03-31-26	EUR	1,152,407	615,904
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc. (E)	4.125	05-15-29		2,000,000	1,725,000
Information technology 0.2%					1,435,626
Software 0.2%
ION Trading Technologies Sarl (E)	5.750	05-15-28		1,629,000	1,354,106
Veritas US, Inc. (E)	7.500	09-01-25		109,000	81,520
Materials 1.2%					11,125,438
Chemicals 0.5%
ASP Unifrax Holdings, Inc. (E)	5.250	09-30-28		557,000	419,594
ASP Unifrax Holdings, Inc. (E)	7.500	09-30-29		1,984,000	1,370,189
Trinseo Materials Operating SCA (E)	5.375	09-01-25		3,210,000	2,527,875
Containers and packaging 0.4%
Berry Global, Inc. (E)	4.875	07-15-26		1,900,000	1,837,920
Kleopatra Holdings 2 SCA	6.500	09-01-26	EUR	2,424,000	1,673,795
Metals and mining 0.3%
Midwest Vanadium Proprietary, Ltd. (C)(E)	11.500	02-15-18		5,663,972	11,328

Vibrantz Technologies, Inc. (E)	9.000	02-15-30		4,421,000	3,284,737
Asset backed securities 3.1%					$29,461,445
(Cost $32,986,859)
Asset backed securities 3.1%					29,461,445
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month LIBOR + 2.750%) (E)(F)	8.010	01-15-31		4,900,000	3,812,102
Cedar Funding VIII CLO, Ltd. Series 2017-8A, Class DR (3 month LIBOR + 3.500%) (E)(F)	8.760	10-17-34		850,000	771,395
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month LIBOR + 3.650%) (E)(F)	8.901	07-20-34		3,000,000	2,772,168
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month LIBOR + 3.900%) (E)(F)	9.155	07-25-34		3,450,000	3,234,568
Jamestown CLO XVI, Ltd. Series 2021-16A, Class D (3 month LIBOR + 3.650%) (E)(F)	8.905	07-25-34		3,100,000	2,874,915
Marble Point CLO XI, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.800%) (E)(F)	8.062	12-18-30		2,500,000	2,049,535
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month LIBOR + 2.850%) (E)(F)	8.123	04-22-31		1,350,000	1,165,753
Parallel, Ltd. Series 2020-1A, Class CR (3 month LIBOR + 3.400%) (E)(F)	8.650	07-20-34		1,350,000	1,223,465
Sculptor CLO XXVII, Ltd. Series 27A, Class D (3 month LIBOR + 3.700%) (E)(F)	8.951	07-20-34		3,550,000	3,172,394
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month LIBOR + 3.700%) (E)(F)	8.951	07-20-34	2,950,000	$2,833,428
TCW CLO, Ltd. Series 2020-1A, Class DRR (3 month LIBOR + 3.400%) (E)(F)	8.650	04-20-34	1,300,000	1,157,562
Wellfleet CLO, Ltd.
Series 2020-2A, Class DR (3 month LIBOR + 3.800%) (E)(F)	9.060	07-15-34	2,900,000	2,485,216
Series 2021-2A, Class D (3 month LIBOR + 3.600%) (E)(F)	8.860	07-15-34	2,200,000	1,908,944

	Shares	Value
Common stocks 0.4%		$3,487,820
(Cost $3,228,200)
Communication services 0.0%		82,118
Entertainment 0.0%
Cineworld Group PLC (H)	105,512	0
Technicolor Creative Studios SA (G)(H)	849,152	82,118
Consumer discretionary 0.0%		96,645
Hotels, restaurants and leisure 0.0%
NPC International, Inc. (D)(H)	120,071	96,645
Energy 0.4%		3,112,714
Oil, gas and consumable fuels 0.4%
Ultra Petroleum Corp. (H)	37,155	819,751
Ultra Resources, Inc. (H)	103,928	2,292,963
Financials 0.0%		5
Insurance 0.0%
Jubilee Topco, Ltd. (D)(H)	4,772,269	5
Industrials 0.0%		11,511
Marine transportation 0.0%
Naviera Armas SA, Class A2 (D)(H)	2,453	0
Naviera Armas SA, Class A3 (H)	430	5,056
Naviera Armas SA, Class B2 (D)(H)	3,126	0
Naviera Armas SA, Class B3 (H)	549	6,455
Information technology 0.0%		184,827
Communications equipment 0.0%
Vantiva SA (G)(H)	849,152	172,186
Software 0.0%
Avaya Holdings Corp. (H)	809	12,641

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Magellan Health, Inc. (D)(H)	3,400,000	0

12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.9%			$8,113,502
(Cost $8,113,525)
Short-term funds 0.9%			8,113,502
John Hancock Collateral Trust (I)	4.5317(J)	60,697	606,695
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.0038(J)	7,506,807	7,506,807
Total investments (Cost $930,988,542) 89.6%			$846,092,700
Other assets and liabilities, net 10.4%			98,559,426
Total net assets 100.0%			$944,652,126

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $528,602. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,799 in the form of U.S. Treasuries was pledged to the fund.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 5-31-23.
The fund had the following country composition as a percentage of net assets on 5-31-23:
United States	82.9%
Luxembourg	4.5%
Cayman Islands	3.1%
United Kingdom	2.9%
Netherlands	1.7%
Canada	1.5%
Other countries	3.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	14,960,000	USD	16,677,248	CITI	3/28/2024	—	$(439,593)
GBP	22,810,000	USD	26,707,364	CITI	7/6/2023	$1,687,459	—
USD	56,547,072	EUR	51,840,000	CITI	3/28/2024	279,691	—
USD	45,930,005	GBP	37,400,000	CITI	7/6/2023	—	(627,049)
						$1,967,150	$(1,066,642)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$752,301,430	—	$752,301,430	—
Corporate bonds	52,728,503	—	52,728,503	—
Asset backed securities	29,461,445	—	29,461,445	—
Common stocks	3,487,820	—	3,391,170	$96,650
Short-term investments	8,113,502	$8,113,502	—	—
Total investments in securities	$846,092,700	$8,113,502	$837,882,548	$96,650
Derivatives:
Assets
Forward foreign currency contracts	$1,967,150	—	$1,967,150	—
Liabilities
Forward foreign currency contracts	(1,066,642)	—	(1,066,642)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	60,697	$6,838,815	$8,427,848	$(14,658,721)	$(5,034)	$3,787	$34,179	—	$606,695
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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